Document and Entity Information	Aug. 09, 2022
Cover [Abstract]
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001840904
Document Type	8-K
Document Period End Date	Aug. 09, 2022
Entity Registrant Name	ATAI LIFE SCIENCES N.V.
Entity Incorporation State Country Code	P7
Entity File Number	001-40493
Entity Address, Address Line One	c/o Mindspace
Entity Address, Address Line Two	Krausenstraße 9-10
Entity Address, Postal Zip Code	10117
Entity Address, City or Town	Berlin
Entity Address, Country	DE
City Area Code	+49 89
Local Phone Number	2153 9035
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common shares, €0.10 par value per share
Trading Symbol	ATAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false